INCOME TAXES - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Income before Income Tax, Domestic and Foreign [Line Items]
Net Income (Loss)	$ (8,978)	$ (57,775)
Domestic [Member]
Schedule of Income before Income Tax, Domestic and Foreign [Line Items]
Net Income (Loss)	(8,978)
Foreign [Member]
Schedule of Income before Income Tax, Domestic and Foreign [Line Items]
Net Income (Loss)	$ 0